Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Event
NOTE 7 SUBSEQUENT EVENTS

The Plan has evaluated subsequent events through June 29, 2026, the date the financial statements were available to be issued. No subsequent events have been recognized or required additional disclosure in the financial statements.